Segment Information - Schedule of Reconciliation of Total Segment Profit to the Company's Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions			3 Months Ended		9 Months Ended			12 Months Ended
		Oct. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Segment Reporting Information [Line Items]
Company's total segment profit			$ 144.5	$ 108.5	$ 268.5		$ 331.2	$ 466.2		$ 409.9		$ 346.8
Corporate general and administrative expenses								(110.6)		(100.9)		(80.0)
Adjusted depreciation and amortization			(3.4)	(1.8)	(10.1)		(7.1)	(10.5)		(12.2)		(12.4)
Restructuring and other			(40.9)	(52.5)	(75.8)		(61.5)	(132.9)		(27.2)		(6.3)
COVID-19 related benefit (charges) included in direct operating expense	[1]							0.9		8.9		5.2
Content charges	[2]							(1.5)		(8.1)		0.0
Charges related to Russia's invasion of Ukraine	[3]							0.0		0.0		(5.9)
Adjusted share-based compensation expense			(14.3)	(17.2)	(42.2)		(46.3)	(54.8)	[4]	(69.2)	[4]	(70.2)	[4]
Purchase accounting and related adjustments	[5]							(17.1)		(61.6)		(65.3)
Operating income (loss)			49.6	7.3	30.5		120.1	139.7		139.6		111.9
Interest expense			(58.5)	(55.5)	(180.1)		(157.1)	(222.5)		(162.6)		(115.0)
Interest and other income								19.2		6.4		28.0
Other expense								(20.0)		(21.2)		(8.6)
Loss on extinguishment of debt			(0.3)	0.0	(1.8)		0.0	(1.3)		(1.3)		(3.4)
Gain on investments, net								3.5		44.0		1.3
Equity interests income (loss)		$ 43.4	7.6	4.2	8.5		5.7	8.7		0.5		(3.0)
Interest and other income			3.1	1.7	11.4		6.9	19.2		6.4		28.0
Other expense			10.1	(0.6)	(5.2)		(14.3)
Loss on investments, net			0.0	4.4	0.0		2.7	3.5		44.0		1.3
Income (loss) before income taxes			11.6	(38.5)	(136.7)		(36.0)	(72.7)		5.4		11.2
Direct operating expense
Segment Reporting Information [Line Items]
COVID-19 related benefit (charges) included in direct operating expense			0.0	0.0	2.1		0.5
Operating Segments
Segment Reporting Information [Line Items]
Company's total segment profit			144.5	108.5	268.5		331.2
Corporate
Segment Reporting Information [Line Items]
Corporate general and administrative expenses			(28.4)	(25.2)	(87.6)		(76.2)
Corporate and Reconciling Items
Segment Reporting Information [Line Items]
Adjusted depreciation and amortization			(3.4)	(1.8)	(10.1)		(7.1)
Restructuring and other			(40.9)	(52.5)	(75.8)		(61.5)
COVID-19 related benefit (charges) included in direct operating expense			0.0	0.0	2.1		0.5
Content charges			0.0	(0.3)	0.0		(1.1)
Unallocated rent cost included in direct operating expense			(4.1)	0.0	(14.6)		0.0
Adjusted share-based compensation expense			(14.3)	(17.2)	(42.2)		(46.3)
Purchase accounting and related adjustments			$ (3.8)	$ (4.2)	(9.8)		(19.4)
Starz Business of Lions Gate Entertainment Corp
Segment Reporting Information [Line Items]
Company's total segment profit					107.1		124.4	169.8		181.3		290.3
Adjusted depreciation and amortization					(15.0)		(17.2)	(24.8)		(21.3)		(23.3)
Restructuring and other					(0.6)		(195.4)	(224.8)		(89.9)		(10.5)
Goodwill and intangible asset impairment					0.0		(663.9)	(663.9)		(1,261.7)		0.0
COVID-19 related benefit (charges) included in direct operating expense								0.1		2.8		(1.8)
Content charges								0.0		0.2		(33.0)
Adjusted share-based compensation expense					(13.4)		(19.4)	(23.2)		(25.7)		(28.0)
Purchase accounting and related adjustments					(107.2)		(101.2)	(136.7)		(133.9)		(128.7)
Operating income (loss)					(28.0)		(872.7)	(903.5)		(1,348.2)		65.0
Interest expense					(34.7)		(35.8)	(47.2)		(58.6)		(60.9)
Interest and other income					3.1		0.2	3.5		0.6		0.5
Other expense					(5.4)		(5.9)	(7.5)		(6.7)		(2.7)
Loss on extinguishment of debt					(4.9)		21.2	21.2		58.7		(24.8)
Interest and other income					3.1		0.2	3.5		0.6		0.5
Income (loss) before income taxes					(69.9)		(893.0)	(933.5)		(1,354.2)		(22.9)
Starz Business of Lions Gate Entertainment Corp | Direct operating expense
Segment Reporting Information [Line Items]
COVID-19 related benefit (charges) included in direct operating expense					$ 1.1	[6]	$ 0.0	$ 0.1	[7]	$ 2.8	[7]	$ (1.5)	[7]

[1]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
[2]	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15).
[3]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.
[4]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:
[5]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:
[6]	Amounts include incremental costs incurred, if any, due to circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $1.1 million in the nine months ended December 31, 2024 (nine months ended December 31, 2023—immaterial insurance recoveries). In the nine months ended December 31, 2024, insurance recoveries exceeded the incremental costs expensed in the period, resulting in a net benefit included in direct operating expense.
[7]	Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $0.2 million, $5.6 million, and $6.5 million in fiscal 2024, 2023, and 2022, respectively.